Subsequent events (Details) - Subsequent event - JD Finance - CNY (¥) ¥ in Thousands		6 Months Ended
	Mar. 01, 2017	Jun. 30, 2017
Subsequent events
Percentage of equity stake disposed	68.60%
Cash received upon transaction	¥ 14,300,000
Percentage of profit sharing right	40.00%
Percentage of equity interest can be converted from profit sharing right	40.00%
Chairman of the Board and Chief Executive Officer
Subsequent events
Equity stake acquired (as a percent)		4.30%